Benefit Plan - SRA (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
SRA Companies, Inc.
Defined Benefit Plan Disclosure [Line Items]
Benefit plan matching contribution expense	$ 11.0	$ 10.7	$ 15.6